PROPERTY AND EQUIPMENT (Details) - USD ($)	10 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Feb. 28, 2017
Property and equipment, gross	$ 2,353,096	$ 2,510,622	$ 2,251,232
Less: accumulated depreciation	(1,516,813)	(1,689,309)	(1,319,140)
Property and equipment, net	836,283	821,313	932,092
Land [Member]
Property and equipment, gross	54,030	54,030	54,030
Building [Member]
Property and equipment, gross	$ 171,094	171,094	171,094
Useful life	20 years
Vehicles [Member]
Property and equipment, gross	$ 43,836	57,920
Furniture, Office Equipment, and Leasehold Improvements [Member]
Property and equipment, gross	$ 1,008,665	1,032,895	1,022,942
Furniture, Office Equipment, and Leasehold Improvements [Member] | Minimum [Member]
Useful life	3 years
Furniture, Office Equipment, and Leasehold Improvements [Member] | Maximum [Member]
Useful life	10 years
Manufacturing Equipment And Tooling [Member]
Property and equipment, gross	$ 1,075,471	$ 1,194,683	$ 1,003,166
Manufacturing Equipment And Tooling [Member] | Minimum [Member]
Useful life	3 years
Manufacturing Equipment And Tooling [Member] | Maximum [Member]
Useful life	12 years